DEBT SECURITIES IN ISSUE (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure of debt instruments [text block] [Abstract]
Disclosure of Debt Securities in Issue [Text Block]
	The Group		The Bank
	2018 £m	2017 £m	2018 £m	2017 £m
Medium-term notes issued	17,314	18,763	16,221	17,663
Covered bonds (note 28)	28,194	26,132	22,351	19,638
Certificates of deposit issued	6,667	9,999	6,667	9,999
Securitisation notes (note 28)	5,480	3,730	–	–
Commercial paper	6,878	3,241	4,548	858
Total debt securities in issue	64,533	61,865	49,787	48,158